8. FIXED ASSETS (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Property and equipment, net	$ 471,834		$ 522,668	$ 588,060
Property and equipment, accumulated depreciation	588,208		554,884
Depreciation expense	$ 43,823	$ 59,677